SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
17. SUBSEQUENT EVENTS
Payoff of DIP
On January 4, 2024, the Company pre-paid the outstanding balance of $4.5 million on the Replacement DIP Facility provided by B. Riley Financial, the Company’s DIP lender. The $4.5 million payment included exit fees of approximately $0.2 million. The Replacement DIP was terminated on the Effective Date.
Equity Rights Offering
On November 20, 2023, the Company commenced an equity rights offering (the “Equity Rights Offering”) of common shares of the reorganized Company (the “ERO Shares”) in an aggregate amount of $55 million. Also, on November 16, 2023, the Company entered into an agreement (the “Backstop Commitment Letter”) with the parties named therein (the “Commitment Parties”), pursuant to which the Commitment Parties agreed to severally and not jointly backstop $37.1 million of the Equity Rights Offering (the “Backstop Commitment”), subject to the terms and conditions of the Backstop Commitment Letter.
The subscription period for the ERO expired on January 5, 2024. The Equity Rights Offering was oversubscribed and the aggregate subscriptions (including oversubscriptions) exceeded the number of ERO Shares offered to be purchased as part of the Equity Rights Offering. The results of the Equity Rights Offering render the previously arranged Backstop Commitment unnecessary.
Emergence from Bankruptcy
As disclosed in Note 1 — Organization and Description of Business, on December 21, 2022, the Debtors filed the Chapter 11 Cases in the Bankruptcy Court seeking relief under Chapter 11 of the Bankruptcy Code.
On January 15, 2024, the Debtors filed with the Bankruptcy Court the Plan of Reorganization, and on January 16, 2024, the Bankruptcy Court entered the Confirmation Order.
On the Effective Date, the Plan of Reorganization became effective in accordance with its terms and the Debtors emerged from the Chapter 11 Cases. On the Effective Date, in connection with the effectiveness of, and pursuant to the terms of, the Plan of Reorganization and the Confirmation Order, the Company’s common stock outstanding immediately before the Effective Date was canceled and is of no further force or effect, and the new organizational documents of the Company became effective, authorizing the issuance of shares of common stock, par value $0.00001 per share (the “New Common Stock”). In accordance with the foregoing, on the Effective Date, the Company, as reorganized on the Effective Date and in accordance with the Plan of Reorganization, issued the: (i) New Common Stock, (ii) Warrants, (iii) CVRs, (iv) Secured Convertible Notes, (v) Secured Notes and (vi) the GUC CVRs (each, as defined below). Such securities, rights, or interests were issued in reliance upon the exemption from the registration requirements of the Securities Act of 1933, as amended (the “Securities Act”) provided by section 1145 of the Bankruptcy Code.
On the Effective Date, pursuant to the Plan of Reorganization, the Company issued:
•176,266,782 shares of New Common Stock (as defined below);
•180,241,211 Warrants, composed of 98,313,313 Tranche 1 Warrants (as defined below) and 81,927,898 Tranche 2 Warrants (as defined below)
•51,783,625 CVRs; and
•GUC CVRs.
On the Effective Date, pursuant to the Plan of Reorganization, the Company issued the following debt instruments, which are defined and described in further detail below (in thousands):

Principal Balance
Exit Credit Agreement	$61,200
Secured Notes Indenture	$150,000
Secured Convertible Notes Indenture	$260,000
Miner Equipment Lender Agreements	$52,947
In addition, approximately $4.6 million of finance lease liabilities and $15.0 million of debt were reinstated pursuant to the Plan of Reorganization.
Exit Credit Agreement
On the Effective Date, under the terms of the Plan of Reorganization, the Company entered into a credit and guaranty agreement, dated as of January 23, 2024 (the “Exit Credit Agreement”), by and among the Company, as borrower, the guarantors named therein, the lenders party thereto and Wilmington Trust, National Association, as administrative agent and collateral agent, consisting of an $80 million first-lien credit facility with certain holders of the Company’s April Convertible Notes and August Convertible Notes (in such capacity, the “Exit Lenders”) equal to (i) a $40 million term loan comprised of (x) a $20 million initial term loan and (y) a $20 million delayed-draw term loan and (ii) a $40 million roll-up of the outstanding balance of the April Convertible Notes and August Convertible Notes (the “Exit Facility”). The Exit Facility will mature on January 23, 2027.
From the Effective Date, cash borrowings under the Exit Facility bear interest at 9.0% per annum, payable on the first business day of each Fiscal Quarter (as defined in the Exit Credit Agreement), commencing on April 1, 2024. The Exit Facility amortizes in equal quarterly installments of $1.25 million beginning on January 1, 2026. Upon the occurrence and during the continuance of an Event of Default (as such term is defined in the Exit Credit Agreement), the obligations under the Exit Facility shall automatically bear interest at a rate equal to an additional 2.0% per annum over the rate otherwise applicable, with such interest being payable in cash on each interest payment date (unless the administrative agent demands prior payment).
Obligations under the Exit Credit Agreement are secured by a valid and perfected lien and security interest on substantially all assets and property of the Company and the guarantors thereof, including a first-priority lien on all new, unencumbered miner equipment purchased by the Company or any subsidiary thereof other than the following, which are each secured by a second priority lien on, (i) Equipment Priority Collateral (as defined below) and (ii) future financed equipment. Obligations under the Exit Credit Agreement are guaranteed by all direct and indirect subsidiaries of the Company.
The Exit Facility provides for affirmative, negative and financial covenants, that, among other things, limit the ability of the Company and, in certain cases, certain of the Company’s subsidiaries, to incur more indebtedness; pay dividends, redeem stock or make other distributions; make investments; grant or permit certain liens; transfer or sell assets; merge or consolidate; and enter into certain transactions with our affiliates. The Exit Facility also imposes financial maintenance covenants in the form of a maximum leverage ratio and minimum liquidity requirements. The Exit Facility contains certain events of default, including, without limitation, nonpayment of principal, nonpayment of interest, fees or other obligations after three business days, bankruptcy events of the Company or any of its subsidiaries and certain changes of control.
Secured Notes Indenture
On the Effective Date, under the terms of the Plan of Reorganization, the Company issued $150.0 million aggregate principal amount of senior secured notes due 2028 (the “Secured Notes”) pursuant to a secured notes indenture (the “Secured Notes Indenture”) among (i) the Company, as the issuer, (ii) the guarantors named therein and (iii) Wilmington Trust, National Association, as trustee and collateral agent (the “Secured Notes Agent”).
The maturity date of the Secured Notes is January 23, 2028. The Secured Notes bear interest at a rate of 12.5% per annum, payable on March 15, June 15, September 15 and December 15 of each year, beginning on June 15, 2024. There is no amortization on the New Secured Notes prior to maturity.
The Secured Notes are secured by a valid and perfected second lien and security interest on substantially all assets of the Company and the guarantors thereof, which liens are junior in priority to liens securing the Exit Facility and are subject to the terms of the New Intercreditor Agreement. The Secured Notes are guaranteed by all direct and indirect subsidiaries of the Company.
The Company is entitled to prepay the notes prior to maturity. If the notes are prepaid after the first year (including in the event that the notes are accelerated), or if the notes are not paid when due at the stated maturity, the Company is required to pay a premium on the outstanding principal amount equal to: (a) 1.00% of the aggregate principal amount of the notes then outstanding, if the notes are prepaid on or after the first anniversary of the Issue Date (as such term is defined in the Secured Notes Indenture) and prior to the second anniversary of the Issue Date, (b) 2.00% of the aggregate principal amount of the notes then outstanding, if the notes are prepaid on or after the second anniversary of the Issue Date and prior to the third anniversary of the Issue Date and (c) 3.00% of the aggregate principal amount of the notes then outstanding, if the notes are prepaid on or after the third anniversary of the Issue Date or if the notes are not paid when due at maturity, in each case whether such payment is made before or after an event of default or an acceleration (including any acceleration as a result of an insolvency proceeding) of all or part of the notes. No prepayment premium shall be applicable in connection with any prepayment, repayment or refinancing that occurs prior to the first anniversary of the Issue Date.
The Secured Notes Indenture contains affirmative and negative covenants consistent with those in the Exit Facility and the Secured Convertible Notes Indenture that, among other things, limit the ability of the Company and, in certain cases, certain of the Company’s subsidiaries to incur more indebtedness; pay dividends, redeem stock or make other distributions; make investments; grant or permit certain liens; transfer or sell assets; merge or consolidate; and enter into certain transactions with its affiliates. The Secured Notes Indenture contains certain events of default, including, without limitation, nonpayment of principal, nonpayment of fees, interest or other obligations after three business days, violations of the covenants (subject, in the case of certain affirmative covenants, to certain grace periods), and bankruptcy events of the Company or any of its subsidiaries.
Secured Convertible Notes Indenture
On the Effective Date, under the terms of the Plan of Reorganization, the Company issued $260.0 million aggregate principal amount of secured convertible notes due 2029 (the “Secured Convertible Notes”) pursuant to a secured convertible notes indenture (the “Secured Convertible Notes Indenture”) among (i) Core Scientific, Inc., as the issuer, (ii) the guarantors party thereto and (iii) Wilmington Trust, National Association, as trustee and as collateral agent for the Secured Convertible Notes (in such capacity, the “Secured Convertible Notes Agent”). The Secured Convertible Notes were issued to holders of the Company’s April Convertible Notes and August Convertible Notes.
The maturity date of the Secured Convertible Notes is January 23, 2029. The Secured Convertible Notes bear interest payable quarterly on March 15, June 15, September 15 and December 15, beginning on June 15, 2024, at the Company’s option, (i) in cash at a rate of 10% per annum, or (ii) in cash at a rate of 6% of per annum and in stock at a rate of 6% of per annum (the “Cash/PIK Interest”); provided that the payable-in-stock portion of the Cash/PIK Interest is payable in New Common Stock using a price equal to the volume weighted average price of the New Common Stock for the 20-consecutive trading day period immediately preceding the date that is three business days prior to the applicable interest payment date.
The Secured Convertible Notes are secured by a valid and perfected third lien and security interest on substantially all assets of the Company and the guarantors thereof, and which liens are junior in priority to liens securing the Exit Facility and Secured Notes and are subject to the terms of the New Intercreditor Agreement. The Secured Convertible Notes are guaranteed by all direct and indirect subsidiaries of the Company.
Upon the occurrence of a Fundamental Change (as such term is defined in the Secured Convertible Notes Indenture), the holders of the Secured Convertible Notes have the right to require the Company to purchase all or any portion of such holder’s Secured Convertible Notes at the principal amount thereof plus accrued interest to the repurchase date. Holders may elect to convert the Secured Convertible Notes into shares of New Common Stock at any time prior to maturity at an initial conversion rate of 171.48 shares of New Common Stock per $1,000 principal amount of Secured Convertible Notes (equal to a conversion price of $5.8317 per share of New Common Stock), which the Company may deliver in cash, New Common Stock or a combination thereof. The conversion price is subject to anti-dilution adjustments upon (among other triggering events) the occurrence of certain dilutive transactions, including share dividends, splits, combinations and reclassification. The Secured Convertible Notes also automatically convert into New Common Stock if the volume weighted average price for each day for any 20 consecutive trading days is greater than or equal to 133.6% of the as-adjusted conversion price.
The Secured Convertible Notes Indenture contains affirmative and negative covenants consistent with those in the Exit Facility and the Secured Notes Indenture that, among other things, limit the ability of the Company and, in certain cases, certain of the Company’s subsidiaries to incur more indebtedness; pay dividends, redeem stock or make other distributions; make investments; grant or permit certain liens; transfer or sell assets; merge or consolidate; and enter into certain transactions with its affiliates. The Secured Convertible Notes Indenture contains certain events of default, including, without limitation, nonpayment of principal, nonpayment of interest, fees or other obligations after three business days, and bankruptcy events of the Company or any of its subsidiaries.
Miner Equipment Lender Agreements
On the Effective Date, under the terms of the Plan of Reorganization, the Company entered into separate New Miner Equipment Lender Agreements (Election 2) with each Holder of an Allowed Miner Equipment Lender Secured Claim that is a Settling Miner Equipment Lender that elected on its Ballot (as defined in the RSA) to receive and is receiving the Miner Equipment Lender Treatment Election 2 (the “Election 2 Miner Equipment Facility Lenders”), in each case, in the principal amount of eighty percent (80%) of each applicable Holders’ Allowed Miner Equipment Lender Claim as of the Effective Date (the “Miner Equipment Lender Facility”).
The maturity date on the Miner Equipment Lender Facility is January 23, 2029. Loans issued under the Miner Equipment Lender Facility shall accrue interest (1) from the Effective Date to and including the second anniversary of the Effective Date, (x) if the Company does not deliver an Election Notice (as defined below), at a rate of 13.0% per annum and shall be payable 3.0% in cash interest and 10.0% paid-in-kind, and (y) if the Company delivers a written notice to the Election 2 Miner Equipment Facility Lenders five (5) business days prior to the due date of any interest payment during this period (an “Election Notice”), the Company may elect to have interest accrue at either (a) 12.0% per annum, payable 5.0% in cash and 7.0% paid-in-kind or (ii) 8.0% per annum, payable in cash and (2) following the second anniversary of the Effective Date, at a rate of 10.0% per annum, payable in cash. Upon the occurrence and during the continuance of an Event of Default (as such term is defined in the New Miner Equipment Lender Agreements (Election 2)), the obligations under the Miner Equipment Lender Facility may, at the option of the Election 2 Miner Equipment Facility Lenders, accrue interest at a rate equal to an additional 2.0% per annum over the rate otherwise applicable, with such interest being payable in cash on demand.
Loans issued under the Miner Equipment Lender Facility are secured by a first-priority, duly-perfected and validly enforceable lien on (i) the collateral securing each Election 2 Miner Equipment Facility Lenders’ existing equipment loan/lease and (ii) new, non-financed miners acquired by the Company after the Effective Date, in an aggregate amount of up to $18,204,559 (collectively, the “Equipment Priority Collateral”).
On the Effective Date, under the terms of the Plan of Reorganization, each Miner Equipment Facility Lender entered into a separate intercreditor agreement with the Secured Convertible Notes Agent (as defined below), the Secured Notes Agent (as defined below) and the Exit Agent with respect to the Equipment Priority Collateral.
The Miner Equipment Lender Facility contains customary covenants, representations and warranties.
Warrant Agreement
On the Effective Date and pursuant to the Plan of Reorganization and the Confirmation Order, the Company entered into a warrant agreement dated as January 23, 2024, (the “Warrant Agreement”) among the Company and Computershare Inc., a Delaware corporation and its affiliate, Computershare Trust Company, N.A., a federally chartered trust company (collectively, in such capacity, the “Warrant Agent”). Pursuant to the Warrant Agreement, the Company was authorized to issue (i) an aggregate of 98,313,313 warrants, each exercisable for one share of New Common Stock at an exercise price of $6.81 per share (the “Tranche 1 Warrants”) and (ii) an aggregate of 81,927,898 warrants, each exercisable for one share of New Common Stock at an exercise price of $0.01 per share (the “Tranche 2 Warrants” and, together with the Tranche 1 Warrants, the “Warrants”). Pursuant to the Plan of Reorganization, holders of the Company’s previous common stock received, for each share of the Company’s previous stock held, 0.253244 Tranche 1 Warrants and 0.211037 Tranche 2 Warrants.
Each whole Tranche 1 Warrant entitles the registered holder to purchase one whole share of New Common Stock at an exercise price of $6.81 per share (the “Tranche 1 Exercise Price”). Each whole Tranche 2 Warrant entitles the registered holder to purchase one whole share of New Common Stock at an exercise price of $0.01 per share at any time following the time the volume weighted average price per share of New Common Stock equals or exceeds $8.72 per share on each trading day for 20 consecutive trading days (the “TEV Triggering Event”). The Tranche 1 Exercise Price and the price per share used to determine a TEV Triggering Event are subject to certain adjustments as set forth in the Warrant Agreement.
The Tranche 1 Warrants will expire on January 23, 2027, and the Tranche 2 Warrants will expire on January 23, 2029, each at 5:00 p.m., New York City time, or earlier upon the occurrence of certain events as set forth in the Warrant Agreement. The Warrant Agreement provides that the Warrant Agreement, with respect to the Tranche 1 Warrants or Tranche 2 Warrants, may be amended with the prior written consent of holders holding a majority of the shares then issuable upon exercise of the Tranche 1 Warrants or Tranche 2 Warrants then outstanding, as applicable; provided, however, that any amendment or supplement to the Warrant Agreement that would reasonably be expected to materially and adversely affect any right of a holder of Warrants shall require the written consent of such holder. In addition, the consent of each holder of Warrants affected shall be required for any amendment pursuant to which the applicable exercise price would be increased, the number of shares issuable upon exercise of Warrants would be decreased (other than pursuant to adjustments provided in the Warrant Agreement) or the applicable expiration date would be revised to an earlier date; provided, however, that the Company and the Warrant Agent may amend the Warrant Agreement without the consent of holders of Warrants to (i) to cure any ambiguity; (ii) correct any defective provision; or (iii) make any other provisions with respect to matters or questions arising under the Warrant Agreement as long as the new provisions do not adversely affect (other than a de minimis adverse effect) the interest of holders of Warrants.
The Warrants may be exercised upon prior written notice of such election, payment of the applicable exercise price (together with any applicable taxes and governmental charges) and, with respect to Warrants held through the book-entry facilities of the Depository (as defined in the Warrant Agreement), surrender of the warrant certificate on or prior to the settlement date.
The Tranche 2 Warrants may be exercised on a cashless basis, pursuant to which the holder shall be entitled to receive a number of shares of New Common Stock equal to one share of New Common Stock multiplied by a fraction equal to (x) the fair market value (as of the business day immediately preceding the date on which the exercise notice was delivered) of one share of New Common Stock, minus the applicable exercise price, divided by (y) such fair market value. Holders of Warrants do not have the rights or privileges of holders of New Common Stock or any voting rights until they exercise their Warrants and receive shares of New Common Stock. After the issuance of shares of New Common Stock upon exercise of the Warrants, each holder will be entitled to the same rights as holders of New Common Stock.
Pursuant to the Warrant Agreement, holders of Warrants may exercise their Warrants only for a whole number of shares of New Common Stock. If, upon exercise, a holder would be entitled to receive a fractional interest in a share, such fractional interest will be rounded to the next higher whole number of the number of shares of New Common Stock to be issued to the holder.
Effective January 24, 2024, the Nasdaq Stock Market LLC has approved listing of the Tranche 1 Warrants and Tranche 2 Warrants on the Nasdaq Global Market, which will trade under the symbols “CORZW” and “CORZZ,” respectively.
Contingent Value Rights Agreement
On the Effective Date, under the terms of the Plan of Reorganization, the Company entered into a contingent value rights agreement (the “Contingent Value Rights Agreement”) among (i) the Company and (ii) Computershare Inc., a Delaware corporation and its affiliate, Computershare Trust Company, N.A., a federally chartered trust company (collectively, in such capacity, the “CVR Agent”). Pursuant to the Contingent Value Rights Agreement, the Company issued 51,783,625 contingent value rights (the “CVRs”) to holders of the Company’s April Convertible Notes and August Convertible Notes who received New Common Stock pursuant to the Convertible Noteholders Equity Distribution (in such capacity, the “Payees”) in an aggregate amount of 51,783,625 shares of New Common Stock (the “Corresponding New Common Stock”). The CVRs require the Company to make payments to each Payee, of:
(i) at the first testing date, cash equal to such Payee’s pro rata share (the “Year 1 Contingent Payment Obligation”) of the lesser of (a) $43,333,333.33 and (b) the difference between (1) $260,000,000 and (2) the fair market value of the Corresponding New Common Stock (the “First Anniversary Payment Amount”); provided that the Year 1 Contingent Payment Obligation will be extinguished if the fair market value of the Corresponding New Common Stock is equal to or in excess of $260,000,000 with respect to the first testing date;
(ii) at the second testing date, cash or New Common Stock (or a combination of cash and New Common Stock), in the Company’s sole discretion, equal to such Payee’s pro rata share (the “Year 2 Contingent Payment Obligation”) of the lesser of (a) $43,333,333.33 and (b) the difference between (1) $260,000,000 minus the First Anniversary Payment Amount and (2) the fair market value of the Corresponding New Common Stock (the “Second Anniversary Payment Amount”); provided that the Year 2 Contingent Payment Obligation will be extinguished if the fair market value of the Corresponding New Common Stock is equal to or in excess of $260,000,000 minus the First Anniversary Payment Amount, if any, with respect to the second testing date; and
(iii) at the third testing date, cash or New Common Stock (or a combination of cash and New Common Stock), in the Company’s sole discretion, equal to such Payee’s pro rata share (the “Year 3 Contingent Payment Obligation”) of the lesser of (a) $43,333,333.33 and (b) the difference between (1) $260,000,000 minus the sum of the First Anniversary Payment Amount and the Second Anniversary Payment Amount and (2) the fair market value of the Corresponding New Common Stock (the “Third Anniversary Payment Amount”); provided that the Year 3 Contingent Payment Obligation will be extinguished if the fair market value of the Corresponding New Common Stock is equal to or in excess of $260,000,000 minus (1) the First Anniversary Payment amount, if any and (2) the Second Anniversary Payment Amount, if any, with respect to the third testing date.
In each case, the fair market value of the Corresponding New Common Stock is determined by the product of (i) the volume weighted average of the closing price calculated based on the weighted average price in the consecutive 60-day period immediately prior to the applicable testing date, multiplied by (ii) Corresponding New Common Stock as of the applicable testing date.
Equity Interests
On the Effective Date, all equity interests in the Company that existed immediately prior to the Effective Date were cancelled, including the Company’s then-existing common stock and warrants, and the Company issued or caused to be issued the New Common Stock in accordance with the terms of the Plan of Reorganization.
Debt Securities and Agreements
On the Effective Date, the obligations of the Company under the Company’s April Convertible Notes, August Convertible Notes, replacement debtor-in-possession credit agreement, stock certificates, book entries, and any other certificate, share, note, bond, indenture, purchase right, option, warrant, or other instrument or document, directly or indirectly, evidencing or creating any indebtedness or obligation of or ownership interest in the Debtors giving rise to any claim or interest (except such certificates, notes or other instruments or documents evidencing indebtedness or obligations of, or interests in, the Debtors that are specifically reinstated pursuant to the Plan of Reorganization) were cancelled, and the duties and obligations of all parties thereto were deemed satisfied in full, canceled, released, discharged, and of no force or effect.
New Common Stock and Preferred Stock
The Company is authorized to issue 10,000,000,000 shares of New Common Stock and 2,000,000,000 shares of preferred stock (the “Preferred Stock”), each having a par value of $0.00001 per share. The rights and preferences of the New Common Stock shall at all times be subject to the rights of the Preferred Stock as may be set forth in one more certificates of designations filed with the Secretary of State of the State of Delaware from time to time in accordance with the Delaware General Corporation Law and the Charter.
The number of authorized shares of Preferred Stock and New Common Stock may be increased or decreased from time to time by the affirmative vote of the holders of at least a majority of the voting power of the Company’s then outstanding shares of stock entitled to vote thereon, voting together as a single class, and no vote of the holders of any of the New Common Stock or the Preferred Stock voting separately as a class or series shall be required therefor.
The Charter authorized the Board of Directors to provide for the issuance of a share or shares of Preferred Stock in one or more series and to fix for each such series (i) the number of shares constituting such series and the designation of such series, (ii) the voting powers (if any) of the shares of such series, (iii) the powers, preferences, and relative, participating, optional or other special rights of the shares of each such series, and (iv) the qualifications, limitations, and restrictions thereof. The authority of the Board of Directors with respect to the Preferred Stock shall include, but not be limited to, determination of (i) the number of shares constituting any series, (ii) the dividend rate or rates on the shares of any series, (iii) the voting rights, if any, of such series and the number of votes per share, (iv) conversion privileges, (v) whether the shares of any series shall be redeemable, (vi) whether any series shall have a sinking fund for the redemption or purchase of shares of such series, (vii) the rights of the shares in the event of voluntary or involuntary liquidation, dissolution or winding up of the Company and (viii) any other powers, preferences, rights, qualifications, limitations and restrictions of any series.
Management Incentive Plan
In accordance with the Plan of Reorganization, the Board of Directors will adopt an equity-based management incentive plan (the “Management Incentive Plan”), under which up to ten percent of the New Common Stock issued and outstanding, on a fully diluted basis, on the date of the Effective Date may be issued to members of the Company’s management. The Confirmation Order authorized and approved any (i) necessary action with respect to the Management Incentive Plan and (ii) reservation for issuance or share issuances pursuant to the Management Incentive Plan.
The Board of Directors will adopt the Management Incentive Plan on or as soon as reasonably practicable after the Effective Date, but in any event no later than ninety days after the Effective Date. The participants in the Management Incentive Plan, the timing and allocations of the awards to participants, and the other terms and conditions of such awards (including, but not limited to, vesting, exercise prices, base values, hurdles, forfeiture, repurchase rights and transferability) shall be determined by the Board of Directors in its discretion.
GUC Contingent Value Rights
On the Effective Date, pursuant to the Plan of Reorganization, the Company issued (i) 20,232,308 shares of New Common Stock, with an aggregate value, based on Plan Value, of $101,584,257, to holders of Allowed General Unsecured Claims (the “GUC Equity Distribution”) and (ii) contingent value rights (the “GUC CVRs”) to Holders of Allowed General Unsecured Claims (in such capacity, the “GUC Payees”).
Within 45 days of the GUC CVR Testing Date (as defined below), the Company will be required to pay to each GUC Payee New Common Stock in an amount equal to the lesser of (i) such GUC Payee’s pro rata share of the New Common Stock with an aggregate value, based on Plan Value, of $7,100,000 and (ii) the difference between (a) the GUC Equity Distribution at Plan Value and (b) the value of the GUC Equity Distribution as implied by the volume weighted average of the closing price of the GUC Equity Distribution during the 60 trading days prior to the GUC CVR Testing Date; provided that, to the extent that the value of the GUC Equity Distribution, as implied by the volume weighted average of the closing price during any 20 trading days over any consecutive 30 trading day period during the GUC CVR Testing Period, is equal to or in excess of the GUC Equity Distribution at Plan Value, the Company shall not owe any amounts to the GUC Payees and the GUC CVRs shall be immediately extinguished.
The testing period (the “GUC CVR Testing Period”) began on the Effective Date and will end on the date that is 18 months following the Effective Date (the “GUC CVR Testing Date”).
Federal Income Tax Consequences
As of December 31, 2023, the Tax Group had net operating loss (“NOL”) carryforwards of approximately $330.2 million (all of which are post-2017 NOLs that are subject to an 80% taxable income limitation) and certain other tax attributes before taking into account the implementation of the Plan. An ownership change is not expected with the implementation of the Plan which would, if it occurred, limit our ability to utilize our NOL carryforwards under Sec. 382 of the Internal Revenue Code (the “Tax Code”). However, certain future equity trading activity and other actions could result in an ownership change of the Tax Group independent of the Plan, which could adversely affect the ability of the Debtors to utilize their tax attributes. In addition, as discussed below, in connection with and as a result of the implementation of the Plan, the amount of the Tax Group’s NOL carryforwards, and possibly certain other tax attributes, may be reduced.
In general, the Tax Code provides that a debtor in a bankruptcy case must reduce certain of its tax attributes - such as NOL carryforwards and current year NOLs, capital loss carryforwards, tax credits, and tax basis in assets - by the amount of any cancellation of debt (“COD”) incurred pursuant to a confirmed chapter 11 plan. Based on the Plan, the Tax Group is expected to incur COD income for U.S. federal income tax purposes as a result of the implementation of the Plan and, thus, expect that the Tax Group’s NOL carryforwards or other tax attributes will be reduced as a result of any COD incurred.
Sec. 163(l) generally disallows a corporate issuer's interest deductions with respect to debt instruments payable in equity of the issuer or a related party. A debt instrument is considered “payable in equity” if by the terms of the instrument, or at the option of an issuer or related party, a substantial amount of the principal or interest is (1) required to be paid in or converted into equity, or (2) determined by reference to the value of equity. In addition, debt is considered payable in equity if the overall arrangement is such that it is “reasonably expected” that the issuer will pay in or by reference to equity, even if the issuer's payment in or by reference to equity is conditioned on events outside the issuer's control. Pursuant to the current terms of certain new debts, the Debtors may pay a portion of the interest in stock and, under certain circumstances, require the conversion of such notes into stock. In addition, a holder of the respective debts may at its option convert the notes into stock. The proper application of Sec. 163(l) in the case of the new debts is subject to varying interpretations. However, based on the current terms of the new debts, the Debtors expect disallowance of deductibility of certain interest with respect to the new debts under Sec. 163(l).